Principal Accountant Fees and Services	12 Months Ended
Dec. 31, 2018
Principal Accountant Fees and Services
Principal Accountant Fees and Services

(G.8) Principal Accountant Fees and Services

At the Annual General Meeting of Shareholders held on May 17, 2018, our shareholders elected KPMG AG Wirtschaftsprüfungsgesellschaft as SAP’s independent auditor for 2018. KPMG AG Wirtschaftsprüfungsgesellschaft has been the company’s principal auditor since the fiscal year 2002. KPMG AG Wirtschaftsprüfungsgesellschaft and other firms in the global KPMG network charged the following fees to SAP for audit and other professional services related to 2018 and the previous years:

€ millions	2018			2017			2016
	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total
	(Germany)	KPMG Firms		(Germany)	KPMG Firms		(Germany)	KPMG Firms

Audit fees	3	6	9	3	7	10	3	6	9
Audit-related fees	0	0	0	0	0	0	0	1	1
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	3	6	9	3	7	10	3	7	10

Audit fees are the aggregate fees charged by KPMG for auditing our consolidated financial statements and the statutory financial statements of SAP SE and its subsidiaries. Audit-related fees are fees charged by KPMG for assurance and related services that are reasonably related to the performance of the audit or review of our financial statements and are not reported under audit fees.